Redeemable Convertible Preferred Shares, Convertible Notes and Warrants - Additional Information 1 (Detail)	12 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended									0 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2011 CNY	Jun. 06, 2007 Series B convertible preferred shares [Member] USD ($)	Jun. 06, 2007 Series B convertible preferred shares [Member] CNY	Dec. 31, 2013 Series B convertible preferred shares [Member] CNY	Dec. 31, 2012 Series B convertible preferred shares [Member] CNY	Dec. 31, 2011 Series B convertible preferred shares [Member] CNY	Jun. 02, 2011 Series C convertible preferred shares [Member] USD ($)	Jun. 02, 2011 Series C convertible preferred shares [Member] CNY	Dec. 31, 2013 Series C convertible preferred shares [Member] CNY	Dec. 31, 2012 Series C convertible preferred shares [Member] CNY	Dec. 31, 2011 Series C convertible preferred shares [Member] CNY	Dec. 31, 2013 Series A convertible preferred shares [Member] CNY	Dec. 31, 2012 Series A convertible preferred shares [Member] CNY	Dec. 31, 2011 Series A convertible preferred shares [Member] CNY	Dec. 31, 2013 Class B Ordinary Shares [Member]	Dec. 31, 2013 Ordinary Shares [Member] Class B Ordinary Shares [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] Class B Ordinary Shares [Member] CNY	Jun. 09, 2006 Series B Warrants [Member]	Jan. 08, 2010 Series C Warrants [Member]	Aug. 31, 2013 Before Amendment [Member]	Aug. 31, 2013 After Amendment [Member]
Temporary Equity [Line Items]
Conversion	The holders of Series A, Series B and Series C convertible preferred shares have the right to convert all or any portion of their holdings into ordinary shares at a rate of one-for-one at any time, subject to a contingent conversion price adjustment if there are additional ordinary shares issued or deemed to be issued, as defined in the Company's Memorandum and Articles of Association, at a price lower than the Series A, Series B and Series C convertible preferred shares issuance price.
Liquidation preference description	The liquidation preference of the holders of Series A, Series B and Series C convertible preferred shares is as follows: in the event of any Liquidation Event, as defined in the Memorandum and Articles of Association, the proceeds shall be distributed according to the following sequence: (i) first to the holders of the Series C convertible preferred shares at 100% of the Series C-1, Series C-2 and Series C-3 Original Issuance Price, plus declared but unpaid dividends on each share of Series C convertible preferred shares; (ii) second to the holders of Series A and Series B convertible preferred shares at 100% of the Series A Original Issue Price and Series B Original Issuance Price, plus declared but unpaid dividends on each share of Series A and Series B convertible preferred shares, respectively; (iii) third to the holders of Series C convertible preferred shares a further amount equal to (a) 50% of the Series C-1, Series C-2 and Series C-3 Original Issue Price, plus declared but unpaid dividends on each share of Series C convertible preferred shares if the Liquidation Event occurs within two years after the Series C Original Issue Date, or (b) 100% of the Series C-1, Series C-2 and Series C-3 Original Issue Price, plus declared but unpaid dividends on each share of Series C convertible preferred shares if the Liquidation Event occurs on a date later than two years after the Series C Original Issue Date; (iv) forth to the holders of Series A and Series B convertible preferred shares a further amount equal to (a) 50% of the Series A and Series B Original Issue Price, plus declared but unpaid dividends on each share of Series C convertible preferred shares if the Liquidation Event occurs within two years after the Series C Original Issue Date, or (b) 100% of the Series A Original Issue Price and Series B Original Issue Price, plus declared but unpaid dividends on each share of Series A and B convertible preferred shares if the Liquidation Event occurs on a date later than two years after the Series C Original Issue Date. The remaining assets of the Company, if any, shall be distributed pro rata to the holders of ordinary shares and Series A, Series B and Series C convertible preferred shares then outstanding, based on the number of ordinary shares then held by each shareholder on an “if-converted” basis.
Preferred stock, redemption date																					Sep. 30, 2013	Sep. 30, 2014
Convertible preferred shares redemption terms	The holders of Series A, Series B and Series C convertible preferred shares will have the right to request for redemption all or a portion of the respective convertible preferred shares they hold at a price calculated as follows: (i) if the aggregate Original Issuance Price amount (the “Investment Amount”) requested to be redeemed by each holder of Series A, Series B and Series C convertible preferred shares plus a return on the Investment Amount at a rate of 25% per annum (“Redemption Return”), is equal to or less than 80% of the cash held by the Company at the time of redemption (“Cash Balance”), accruing from the respective issue date until the redemption date, all preferred shares requested to be redeemed shall be redeemed at a price that is equal to the sum of the Investment Amount and the Redemption Return; (ii) if the sum of the Investment Amount and the Redemption Return is greater than 80% of the Cash Balance, all preferred shares requested to be redeemed shall be redeemed at a price that is equal to 80% of the Cash Balance. If any convertible preferred shares are redeemed pursuant to (ii), the Company shall issue to such holder a promissory note that (i) has a principal amount that is equal to the difference between the sum of the Investment Amount and the Redemption Return of such holder and 80% of the Cash Balance; (ii) carries an annual interest of 8%; and (iii) matures 24 months after the redemption.
Investment Amount at a rate per annum percentage	25.00%
Redemption Return price of Cash Balance percentage	80.00%
Interest rate on promissory note in case of redemption	8.00%
Maturity period of promissory note	24 months
Total accretion of convertible preferred shares to redemption value					13,330,623	15,307,795	15,662,572			35,731,608	41,031,250	37,620,505	1,649,151	1,893,750	1,937,640
Conversion of stock, shares issued																86,678,104
Conversion of stock, amount converted																	53,203	486,844,728
Warrants term																			1 year
Number of convertible preferred shares issued			2,083,300	2,083,300				1,888,396	1,888,396											1,888,396
Proceeds from warrant exercises		12,977,201	699,989	5,340,114				2,000,000	12,977,201
Change in fair value of warrant liability		2,356,037